Note 5 - Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5 - Notes Payable

During the first quarter of 2015, the Company renewed the Investors Heritage Capital Corporation operating line of credit and the At Need Funding line of credit. The Investors Heritage Capital Corporation line of credit remains at $150,000 with a new maturity date of March 24, 2017. Interest is paid on this note monthly at the prime rate, with a floor of 3.25%. The At Need Funding line of credit was increased to $1,500,000 with a new maturity date of March 24, 2017. Interest is paid on this note monthly at the prime rate, which is currently 3.50%. This line of credit is used for the purpose of funding at-need funerals secured by the assignment of verified, incontestable life insurance policies.

On November 25, 2014, Investors Heritage Capital entered into a line of credit agreement for $1,500,000, maturing on November 25, 2016. This line of credit is designated for the purpose of funding the purchase of agent debit balance receivables from Investors Heritage Life. These agent debit balance receivables will be purchased by Investors Heritage Capital at a discount with servicing retained by Investors Heritage Life. Borrowings under the line of credit will be collateralized by the agent debit balances. This line of credit requires interest to be paid monthly at the prime rate. We have not yet borrowed any amounts under this line of credit.

On November 5, 2012, the Company entered into a loan agreement to borrow $2,000,000 in order to fund a credit agreement to Puritan Financial Companies, Inc. On November 25, 2014, this note was amended to extend the maturity date to November 25, 2019 to correlate with an amendment to the Puritan promissory note and marketing agreement, as discussed further below. The amended loan agreement calls for interest to be paid quarterly at a rate of 0.25% under the prime rate. The note requires monthly principal payments of at least $15,000 beginning December 5, 2014 with a balloon payment upon maturity. There is no penalty for prepayment. This note is collateralized with 55,000 shares of Investors Heritage Life Insurance Company common stock.

The borrowed funds were utilized to fund a credit agreement to Puritan Financial Companies, Inc. for $2,000,000, with interest at a rate of 1.75% above the prime rate. The promissory note and the marketing agreement with Puritan Financial Group were amended on August 28, 2014 to extend the maturity date to August 28, 2019. These amendments allow the Company to withhold 15% of Puritan Financial’s earned commissions on certain products to pay down the note. Additionally, the amended note calls for quarterly payments of principal and interest and requires Puritan Financial to pay at least $400,000 annually toward the outstanding balance of the note from 2015 until the balance is paid in full. Any unpaid principal balance together with all accrued interest shall be due and payable with a balloon payment upon maturity. Under this credit agreement, Puritan Financial Companies, Inc. and its wholly-owned subsidiary Puritan Financial Group have committed to an increased level of new business production on behalf of the Company. Additionally, Puritan Financial Companies, Inc. has issued warrants for 2,000,000 shares of common stock to the Company in exchange for this funding. This note is further collateralized by all the stock and other assets of Puritan Financial Companies, Inc. and each of its affiliated companies. Puritan Financial Companies, Inc. has another credit facility with a senior lender and the Company has a subordinate interest to the senior lender in all of the collateral which is security for this loan. The outstanding balance on this note receivable, which is included within other invested assets on the balance sheet, was $1,450,830 and $1,860,043 at December 31, 2015 and 2014, respectively.

On February 3, 2005, Investors Heritage Capital borrowed $3,650,000 to finance the purchase of certain home office property previously owned by Investors Heritage Life at a purchase price of $3,650,000. The proceeds received by Investors Heritage Life were used to repay their surplus notes to Investors Heritage Capital. Additionally, Investors Heritage Capital used such proceeds to repay the $3,000,000 bank note outstanding at December 31, 2004. This transaction was approved by the Kentucky Department of Insurance. The balance on this note was paid in full during 2014. Interest expense and interest paid on this note during 2014 were $15,795 and $18,164, respectively.

Information relative to the Company’s outstanding notes payable at December 31, 2015 and 2014 is as follows:

2015	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$59,484	3.50%	3/24/2017	$19,301	$20,002
Bank note	1,373,964	3.25%	11/25/2019	32,186	35,194

2014	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$727,566	3.25%	9/25/2015	$20,887	$20,641
Bank note	1,781,010	3.00%	11/25/2019	58,308	59,270

We assess our compliance with prescribed debt covenant requirements as outlined in the terms of each debt agreement at least annually, if not otherwise required in the debt agreement. Management has assessed our position as of December 31, 2015, and we are in compliance with all debt covenant requirements.